Financial Instruments - Schedule of Carrying Value of Financial Instruments by Categories (Detail) - INR (₨) ₨ in Millions	Mar. 31, 2025	Mar. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Financial Assets at FVTPL	₨ 96,339
Financial Liabilities at FVTPL		₨ 758
Financial assets amortised cost	76,169	38,008
Financial liabilities amortised cost	290,094	260,043
Financial liabilities designated upon initial recognition	893	233
Financial assets	757,162	625,064
Financial liabilities	292,926	261,034
Trade payables and accrued expenses [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities amortised cost	88,252	88,566
Financial liabilities	88,252	88,566
Other financial liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities at FVTPL	1,864	429
Financial liabilities amortised cost	9,807	6,828
Financial liabilities	11,671	7,257
Loans, borrowings and bank overdrafts [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities amortised cost	161,817	141,466
Financial liabilities	161,817	141,466
Lease liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities amortised cost	30,218	23,183
Financial liabilities	30,218	23,183
Derivative liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities at FVTPL	75	329
Financial liabilities designated upon initial recognition	893	233
Financial liabilities	968	562
Financial Assets Cash And Cash Equivalents [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets amortised cost	121,974	96,953
Financial assets	121,974	96,953
Equity instruments [member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets at FVTPL	4,955	4,404
Financial assets designated upon initial recognition	12,493	15,830
Financial assets	17,448	20,234
Fixed maturity plan mutual funds [member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets at FVTPL	1,503	1,395
Financial assets	1,503	1,395
Short-term mutual funds [member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets at FVTPL	88,776	71,686
Financial assets	88,776	71,686
Non-convertible debentures [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets measured at fair value through other comprehensive income - mandatory	219,389	154,407
Financial assets	219,389	154,407
Government securities [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets measured at fair value through other comprehensive income - mandatory	10,651	7,030
Financial assets	10,651	7,030
Commercial papers [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets measured at fair value through other comprehensive income - mandatory	2,858	11,845
Financial assets	2,858	11,845
Bonds [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets measured at fair value through other comprehensive income - mandatory	21,138	28,195
Financial assets	21,138	28,195
Inter corporate and term deposits [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets amortised cost	76,169	38,008
Financial assets	76,169	38,008
Trade receivables [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets amortised cost	118,044	119,522
Financial assets	118,044	119,522
Unbilled receivables [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets amortised cost	64,280	58,345
Financial assets	64,280	58,345
Other financial assets [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets amortised cost	13,112	16,086
Financial assets	13,112	16,086
Derivative assets [member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets at FVTPL	1,105	390
Financial assets designated upon initial recognition	715	968
Financial assets	1,820	1,358
Fair value through profit or loss [member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets at FVTPL		77,875
Financial Liabilities at FVTPL	1,939
Mandatory [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets measured at fair value through other comprehensive income - mandatory	254,036	201,477
Designated upon initial recognition [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets designated upon initial recognition	13,208	16,798
Financial assets at amortised cost [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets amortised cost	₨ 393,579	₨ 328,914